Changes in non-cash working capital increase (decrease) - Summary of Changes in Non-cash Working Capital (Increase) Decrease (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Increase Decrease In Non-cash Working Capital [line items]
Accounts receivable	$ (13.7)	$ 28.1
Prepaid expenses and other	(1.6)	(1.7)
Accounts payable and accrued liabilities	78.7	40.0
Acquisition		2.8
Net changes in non cash working capital	63.4	13.0
Operating activities	34.8	(5.1)
Investing activities	28.6	18.1
Net changes in non cash working capital	63.4	13.0
Interest paid in cash	$ 29.2	$ 30.1